Other Non-current Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,679	€ 3,051	€ 600	€ 1,200
Total Non-current Grant receivables	3,679	3,051
Deposits	293	257
Total Other non-current assets	€ 293	€ 257